FVM - Valuation adjustments: Deferred day-1 P&L (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Deferred Day-1 Profit Or Loss [Line Items]
Reserve balance at the beginning of the period	$ 391	$ 421	$ 379	$ 421	$ 397
Profit / (loss) deferred on new transactions	68	65	59	133	101
(Profit) / loss recognized in the income statement	(41)	(95)	(50)	(135)	(110)
Foreign currency translation	(1)	(1)	(1)	(2)	(1)
Reserve balance at the end of the period	$ 417	$ 391	388	$ 417	388
Merger with Credit Suisse AG
Deferred Day-1 Profit Or Loss [Line Items]
Effect from merger of UBS AG and Credit Suisse AG			$ 1		$ 1